Summary of Significant Accounting Policies (Tables) - SHAPEWAYS, INC	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of reconciliation of cash, cash equivalents and restricted cash

	June 30, 2021	December 31, 2020
Cash and cash equivalents	$6,250	$8,564
Restricted cash	145	145
	$6,395	$8,709

	December 31,
	2020	2019
Cash and cash equivalents	$8,564	$9,464
Restricted cash	145	141
	$8,709	$9,605

Summary of estimated useful lives of property, plant and equipment

Asset Category	Depreciable Life
Machinery and equipment	5 years
Computers and IT equipment	3 years
Furniture and fixtures	7 years
Leasehold improvements	**

**	Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or estimated useful life of the asset.

Asset Category	Depreciable Life
Machinery and equipment	5 years
Computers and IT equipment	3 years
Furniture and fixtures	7 years
Leasehold improvements	**

Summary of anti-dilutive shares of common stock outstanding

	Year Ended December 31,
	2020	2019
Potentially dilutive securities:
Convertible Series A-2 Preferred Stock	3,000,667	3,000,667
Convertible Series B Preferred Stock	1,809,751	1,809,751
Convertible Series B-1 Preferred Stock	2,174,591	2,174,591
Convertible Series C Preferred Stock	4,973,101	4,973,101
Convertible Series D Preferred Stock	3,965,857	3,965,857
Convertible Series E Preferred Stock	6,655,728	6,655,728
Warrants	381,926	381,926
Convertible Promissory Notes	1,610,024	1,495,273